Allowance for Credit Losses	9 Months Ended
Sep. 30, 2020
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(7)	Allowance for Credit Losses

The Company’s allowance for credit losses are estimated based on historical losses, current economic conditions, and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability. The Company considers an account past due when a payment has not been received in accordance with the terms of the lease agreement, and if the financial condition of the

Company’s lessees deteriorates resulting in an impairment of their ability to make payments, additional allowances may be required.

Accounts Receivable

The Company maintains allowances, if necessary, for doubtful accounts against accounts receivables resulting from the inability of its lessees to make required payments related to billed amounts under the operating leases, finance leases and container leaseback financing receivable. The allowance for credit losses included in accounts receivable, net, amounted to $4,692 and $6,299 as of September 30, 2020 and December 31, 2019, respectively.

As of September 30, 2020 and December 31, 2019, the Company does not have an allowance for credit losses related to the billed amounts under the container leaseback financing receivable and does not have any past due balances relating to such transactions. As of September 30, 2020 and December 31, 2019, the allowance for credit losses related to the billed amounts under the finance leases and included in accounts receivable, net, amounted to $719 and $675, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

On January 1, 2020, the Company adopted ASU 2016-13 by estimating current expected credit losses (“CECL”) over the contractual lease term of the finance leases and container leaseback financing receivable (see Note 2 (i) “Accounting Policies and Recent Accounting Pronouncements” for further information.) ASU 2016-13 requires that an allowance for credit loss is recognized to reflect the risk of credit loss even when risk is remote.

The Company maintains allowances for credit losses against net investment in finance leases and container leaseback financing receivable related to unbilled amounts under the finance leases and the sales-type leaseback arrangements accounted for as financing receivable. The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $1,336 as of September 30, 2020. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $472 as of September 30, 2020.

The Company estimates its potential future expected credit losses based on historical losses from lessee defaults, current economic conditions and reasonable and supportable forecasts that may affect the collectability of the reported amount. The Company evaluates its exposure by portfolio with similar risk characteristics based on the credit worthiness, external credit data and overall credit quality of its lessees.

The Company’s internal risk rating categories are “Tier 1” for the lowest level of risk which are typically the large international shipping lines with strong financial and asset base; “Tier 2” for moderate level of risk which includes lessees which are well-established in the market; and “Tier 3” for the highest level of risk which includes smaller shipping lines or lessees that exhibit high volatility in payments on a regular basis.

As of September 30, 2020, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines which represented 82.9% and 85.8%, respectively, of the Company’s portfolio.

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2020:

	Nine Months Ended September 30, 2020	2019	2018	2017	2016	Prior	Total
Tier 1	$313,888	$112,674	$36,137	$7,665	$—	$40,754	$511,118
Tier 2	21,955	37,926	21,771	64	5,687	4,350	91,753
Tier 3	2,459	7,430	1,277	11	1,178	1,022	13,377
Net investment in finance leases	$338,302	$158,030	$59,185	$7,740	$6,865	$46,126	$616,248

Tier 1	$23,621	$216,414	$—	$—	$—	$—	$240,035
Tier 2	—	39,843	—	—	—	—	39,843
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$23,621	$256,257	$—	$—	$—	$—	$279,878

Subsequent changes in the estimated allowance for credit losses are recognized in “bad debt expense, net” in the condensed consolidated statements of operations. Subsequent changes in the estimated allowance for credit losses relating to the accounts receivable from managed container fleet are recognized in “distribution expense to managed fleet container investors” in the condensed consolidated statements of operations (See Note 4 “Managed Container Fleet” for further information). The changes in the carrying amount of the allowance for credit losses during the nine months ended September 30, 2020 are as follows:

	Accounts Receivable	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total Allowance for Credit Losses
Balance as of December 31, 2019	$6,299	$—	$—	$6,299
Impact of adopting ASU 2016-13 on January 1, 2020	—	636	256	892
Additions charged to expense (recovery), net	(1,386)	700	216	(470)
Write-offs	(221)	—	—	(221)
Balance as of September 30, 2020	$4,692	$1,336	$472	$6,500